Long-Term Debt - Summary of Long-Term Debt (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) credit_facility	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Proceeds from financing related to sales and leaseback of vessels (note 8)	$ 63,720,000	$ 156,644,000
Total principal	612,877,000		$ 741,992,000
Less: unamortized discount and debt issuance costs	(3,917,000)		(6,586,000)
Total debt	608,960,000		735,406,000
Less: current portion	(101,295,000)		(106,236,000)
Non-current portion of long-term debt	507,665,000		629,170,000
Term Loans
Debt Instrument [Line Items]
Total principal	248,947,000		323,995,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total principal	$ 363,930,000		417,997,000
Revolving Credit Facilities Due through 2022 [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | credit_facility	2
Line of Credit Facility, Remaining Borrowing Capacity	$ 18,400,000		11,800,000
Line of Credit Facility, Maximum Borrowing Capacity	382,300,000.0		$ 429,800,000.0
Long-term Debt, Maturities, Revolving Credit Facility, Decrease in Amount Available Remaining Fiscal Year	3,000,000
Long-term Debt, Maturities, Revolving Credit Facility, Decrease in Amount Available Year Two	12,100,000
Long-term Debt, Maturities, Revolving Credit Facility, Decrease in Amount Available Year Three	304,800,000
Long-term Debt, Maturities, Revolving Credit Facility, Decrease in Amount Available Year Four	$ 62,400,000
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.50%
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.30%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member] | Term Loans
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%		2.00%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.75%		2.75%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Term Loans
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.30%		0.30%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%		2.00%